Annual Total Returns - Voya Index Solution 2045 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2045 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.48%)
2012	15.64%
2013	23.74%
2014	5.80%
2015	(2.05%)
2016	7.67%
2017	19.96%
2018	(8.70%)
2019	24.29%
2020	15.23%